ABN AMRO Funds
                                  Common Shares
                                 Investor Shares

                    Supplement dated February 29, 2000 to the
                          Prospectus dated May 3, 1999,
                        as Supplemented December 6, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds:  Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)


This supplement provides new and additional information beyond that contained in the Prospectuses, as supplemented, for the Common Shares and the Investor Shares. It should be retained and read in conjunction with those Prospectuses.

The following supplements similar information found in the "How to Purchase, Exchange and Sell Your Shares" section beginning on page 54 and on the back cover page of each Prospectus for the Common and Investor Shares:

All written correspondence to ABN AMRO Funds should use the following address.

By Mail: You can mail your Account Application and check or money order to:

                  ABN AMRO Funds
                  P.O. Box 9765
                  Providence, RI  02940

The following  supplements  similar information found in the "Balanced Fund(US)"
section in the first paragraph of the "Principal Investment Strategies" beginning on page 15 of each Prospectus for the Common and Investor Shares:

Principal Investment Strategies: The Balanced Fund invests in stocks, bonds and cash. The Advisor allocates the Fund's assets broadly among common and preferred stocks of domestic companies, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk bonds"). In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). Then, the Advisor allocates assets invested in domestic stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares:

Messrs. Finley, Germack and Youngberg, members of the Fixed Income Portfolio Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund. Mr. Finley has been a member of the team since February, 2000 and Messrs. Germack and Youngberg have been members of the team since August, 1999 and January, 1999, respectively.

     William Finley, CFA, Group Senior Vice President of the Advisor, has been associated with the Advisor and/its affiliates since 1985 and has served as Group Senior Vice President for the Advisor since May, 1999 and Group Senior Vice President for LaSalle Bank N.A. since March, 1999. Mr. Finley serves as the Director of Fixed Income for the Advisor and has over 22 years of investment management experience which includes creating one of the first stable value pooled funds and serving in capacities ranging from portfolio manager to Director of Short-term Cash Management and Director of Fixed Income. Mr. Finley holds a Masters of Management, with distinction, from Northwestern University - Evanston and a B.S., with distinction, from the University of Nebraska. He is a member of the Association for Investment Management and Research and the Investment Analysts Society of Chicago.

The following supplements similar information found on the back cover page of each Prospectus for the Common and Investor Shares:

                                  Distributor:
                          Provident Distributors, Inc.
                     Four Falls Corporate Center, 6th Floor
                   West Conshohocken, Pennsylvania 19428-2961



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


ABN-A-035-01

                                 ABN AMRO Funds
                    Institutional Prime Money Market Fund(US)
                  Institutional Treasury Money Market Fund(US)
                 Institutional Government Money Market Fund(US)

                              Institutional Shares
                          Institutional Service Shares

                      Supplement dated March 1, 2000 to the
           Statement of Additional Information dated December 28, 1999


This supplement provides new and additional information beyond that contained in the Statement of Additional Information for the Institutional Shares and Institutional Service Shares of the Trust and it should be retained and read in conjunction with that Statement of Additional Information.

Institutional Shares:

   Currently, Institutional Shares of Institutional Treasury Money Market Fund and Institutional Government Money Market Fund are not offered for sale by the Trust.

Institutional Service Shares:

   Currently, Institutional Service Shares of Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund are not offered for sale by the Trust.

The following supplements similar information found in the "Transfer Agent" section on page 20 of the Statement of Additional Information for the Institutional and Institutional Service Shares:

PFPC Inc., the Trust's transfer agent, is located at 4400 Computer Drive, Westborough, Massachusetts 01581.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


ABN-A-033-01

                                 ABN AMRO Funds
                                  Common Shares
                                 Investor Shares

                      Supplement dated March 1, 2000 to the
                          Prospectus dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds:  Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)


This supplement supersedes and replaces any existing supplements to the Prospectuses for the Common Shares and the Investor Shares. This supplement provides new and additional information beyond that contained in the Prospectuses for the Common Shares and the Investor Shares. It should be retained and read in conjunction with those Prospectuses.

The following supplements similar information found in the "How to Purchase, Exchange and Sell Your Shares" section beginning on page 54 and on the back cover page of each Prospectus for the Common and Investor Shares:

All written correspondence to ABN AMRO Funds should use the following address.

By Mail: You can mail your Account Application and check or money order to:

                  ABN AMRO Funds
                  P.O. Box 9765
                  Providence, RI  02940

The following  supplements  similar information found in the "Balanced Fund(US)"
section in the first paragraph of the "Principal Investment Strategies" beginning on page 15 of each Prospectus for the Common and Investor Shares:

Principal Investment Strategies: The Balanced Fund invests in stocks, bonds and cash. The Advisor allocates the Fund's assets broadly among common and preferred stocks of domestic companies, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk bonds"). In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). Then, the Advisor allocates assets invested in domestic stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

The following supplements similar information found in the "Value Fund(US)" section beginning on page 5 of each Prospectus for the Common and Investor
Shares:

Investment Goal: High level of total return through capital appreciation and current income.

Principal Investment Strategies: The Value Fund invests in common stocks or other equity securities of U.S. companies with market capitalization levels generally greater that $1 billion. The Sub-Advisor utilizes a disciplined valuation approach designed to identify stocks of companies that are undervalued. Undervalued securities are normally characterized by relatively low price to earnings ratios, low ratios of market price to book value, or underlying asset values that the Sub-Advisor believes are not fully reflected in the securities' current market price. Further, the Value Fund is constructed in a diversified manner to take advantage of opportunities across many industries. By investing in undervalued securities that have good prospects for earnings growth and combining this with careful diversification, the Sub-Advisor attempts to achieve a better return, over the long-term, than generally accepted value-style measures.

Principal Risks of Investing in the Value Fund: The Value Fund's large-cap, value-style securities can be cyclical. So, in addition to the general risks of investing in any stock fund, the Value Fund's large-cap, value-style securities may underperform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

The following supplements similar information found in each Prospectus for the Common and Investor Shares:

The name of Small Cap Growth Fund(US) has been changed to Small Cap Fund(US).

Effective November 30, 1999, the Intermediate Government Fixed Income Fund was terminated and all outstanding shares redeemed.

Effective November 30, 1999, the Limited Volatility Fixed Income Fund was terminated.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

As  of  December  1,  1999,   ABN  AMRO  Funds  are   distributed  by  Provident
Distributors, Inc., which is not a bank affiliate.

The following supplements similar information found in the "Small Cap Growth" section beginning on page 9 of each Prospectus for the Common and Investor
Shares:

Investment  Goal:  High  level  of  total  return   primarily   through  capital
appreciation.

Principal Investment Strategies: The Small Cap Fund primarily invests in common stocks and other equity securities of domestic companies that have smaller capitalization levels (generally market capitalizations of less than $1.5 billion at the time of initial purchase) that are either undervalued or that the Sub-Advisor believes have strong prospects for capital appreciation through earnings growth. Generally, no more than 75% of the Small Cap Fund's investments will be devoted to one particular strategy at any one time.

In selecting growth-style investments for the Small Cap Fund, the Sub-Advisor reviews a company's sales and earning growth rates, and evaluates the strength of its balance sheet. The Sub-Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Sub-Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Sub-Advisor diversifies broadly across industry sectors. The Small Cap Fund also focuses on companies that the Sub-advisor believes have a competitive advantage in their industry or market niche.

In selecting value-style investments for the Small Cap Fund, the Sub-Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Sub-Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures such as price/earnings and price/cash ratios. In further evaluating the attractiveness of an investment, the
Sub-Advisor considers business conditions in the company's industry and its competitive position in that industry. The Sub-Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Small Cap Fund's assets across many industry sectors, the Sub-Advisor seeks companies with solid profit prospects and returns on capital.

Principal Risks of Investing in the Small Cap Fund: In addition to the general risks of investing in any Stock Fund, the Small Cap Fund is subject to the risks of investing in small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

The Small Cap Fund's small-cap securities may under-perform mid-cap or large-cap securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Due to its investment strategy, the Small Cap Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Sub-Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

The following supplements similar information found in the "Investment Advisor" section beginning on page 60 of the Prospectus for the Common Shares and page 59 of the Prospectus for the Investor Shares:

The Sub-Advisors

As of December 6, 1999, Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania, 15258, serves as the investment Sub-Advisor of the Value Fund, pursuant to a sub-advisory agreement (the "Mellon Sub-Advisory Agreement") with the Advisor. The Sub-Advisor is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania and is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Sub-Advisor. Mellon Bank, N.A. owns 100% of MMIP, Inc. Under the Mellon Sub-Advisory Agreement, the Sub-Advisor manages the Value Fund, selects investments and places all orders for purchases and sales of the Value Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of October 31, 1999, the Sub-Advisor had approximately $35 billion under management.

Messrs. Rydell and Sikorski of Mellon Equity, are jointly responsible for implementing the Value Fund's policies and strategies on a day-to-day basis. Together they co-manage large-cap value assets for Mellon Equity.

William P. Rydell, CFA, President and Chief Executive Officer of Mellon Equity, has been with the Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of Mellon Equity since 1994. Mr. Rydell holds an M.B.A. from the University of Michigan, a B.A. in Economics from Wabash College and is a member of the Association for Investment Management and Research.

Mark W. Sikorski, CFA, is a Vice President and portfolio manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to that, he managed various corporate treasury projects for Northeast Utilities, including investment evaluations and bond refinancings. Mr. Sikorski holds an M.B.A. from the University of Bridgeport, a B.S. in Electrical Engineering from Duke University and is a member of the Association for Investment Management and Research.

As of December 6, 1999, Delaware Management Company, 2005 Market Street, 38th Floor, Philadelphia, Pennsylvania, 19103 serves as the investment Sub-Advisor of the Small Cap Fund, pursuant to a sub-advisory agreement (the "Delaware Sub-Advisory Agreement") with the Advisor. Delaware Management Company is a separate series of Delaware Management Business Trust ("DMBT"), a Delaware business trust organized under the laws of the State of Delaware, and is registered with the SEC under the Advisers Act. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers ("DIA"), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Under the Delaware Sub-Advisory Agreement, the Sub-Advisor manages the Small Cap Fund, selects investments and places all orders for purchases and sales of the Small Cap Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of October 31, 1999, the Sub-Advisor had approximately $46 billion in assets under management in mutual funds, closed-end funds and institutional accounts.

Members of an investment management committee of Delaware Management Company are jointly responsible for supervising the Small Cap Fund's investment policies and strategies. Messrs. Frey and Beck, the Fund's co-managers, are primarily responsible for implementing the Small Cap Fund's policies and strategies on a day-to-day basis under the committee's general supervision.

Value Team:

Christopher S. Beck, CFA, Vice President/Senior Portfolio Manager of the Sub-Advisor, heads the team that manages the value side of the portfolio. Mr. Beck, who has been in the investment business for 18 years, joined Delaware Management Company in 1997 as a Vice President and senior portfolio manager. From 1995 to 1997 he managed a small cap mutual fund at Pitcairn Trust Company. Prior to that, he was Chief Investment Officer of the University of Delaware Endowment Fund. Mr. Beck holds a BS from the University of Delaware and an M.B.A. from Lehigh University. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.

     Andrea Giles, Assistant Vice President/Research Analyst for the Sub-Advisor, holds a BSAD from the Massachusetts Institute of Technology and an M.B.A. in Finance from Columbia University. Prior to joining Delaware Investments in 1996 as a research analyst, she was an account officer in the Leveraged Capital Group with Citibank.

Growth Team:

     Gerald S. Frey, Senior Vice President/Senior Portfolio Manager of the Sub-Advisor, heads the team that manages the growth side of the Fund. Mr. Frey, who has been in the investment business for over 25 years, has been a senior portfolio manager with Delaware Investments since 1996. He holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. From 1985 to 1996, he was a senior director and portfolio manager with Morgan Grenfell Capital Management in New York.

     Marshall T. Bassett, Vice President/Portfolio Manager, joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1989 to 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. He received his bachelor's degree and M.B.A. from Duke University.

     John A. Heffern, Vice President/Portfolio Manager, holds a bachelor's degree and an M.B.A. from the University of North Carolina at Chapel Hill. He joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1994 to 1997, he was Senior Vice President of Equity Research with NatWest Securities Corporation's Specialty Finance Services unit.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998 as a portfolio manager. From 1993 to 1998 he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Mr. Hynoski holds a BS in Finance from the University of Delaware and an M.B.A. from Pace University.

Stephen T. Lampe, Vice President/Portfolio Manager, earned a bachelor's degree and an M.B.A. at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 as a research analyst and provides analytical services for small and mid-capitalization stocks. From 1990 to 1995, he was a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

     Lori P. Wachs, Vice President/Portfolio Manager, has been a research analyst with Delaware Investments since 1992. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

The following replaces and supplements similar information found in the "Investment Advisor" section beginning on page 60 of the prospectus for the Common Shares and page 59 of the prospectus for the Investor Shares:

Messrs. Edmond Leung, Karl Lung, Alex Ng, Lester Poon and Paritosh Thakore, members of the Asian Equity Team, have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund since November, 1999.

Edmond Leung, CFA, has been associated with the Advisor and/or its affiliates since January, 1995 as a senior portfolio manager. Previously, he worked at Ivory & Sime (Asia) Ltd., Hong Kong, as an investment manager from August, 1992 to January, 1995. Mr. Leung holds an M.B.A. in Finance from the Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong. Mr. Leung is a member of the Institute of Chartered Financial Analysts, Australian Society of Certified Public Accountants and an Associate Member of the Hong Kong Society of Accountants.

Karl Lung, CFA, has been associated with the Advisor and/or its affiliates since March, 1995 as a portfolio manager. Previously, he worked at W.I. Carr (Far
East) Ltd., Hong Kong, as a research manager from March, 1993 to March, 1995. Mr. Lung has an M.B.A. from the University of Toronto and an Honorary B.A. in Communications from McMaster University, both located in Canada. Mr. Lung is a member of the Institute of Chartered Financial Analysts.

Alex Ng has served as portfolio manager for the Asian Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Managing Director for a Hong Kong-based affiliate of the Advisor and the Chief Investment Officer of an Asian Pacific-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

Lester Poon has been associated with the Advisor and/or its affiliates since September, 1992 as a portfolio manager. He holds an M.B.A. in Finance and International Business from New York University and a B.S. in Electrical Engineering from the University of Hong Kong. Mr. Poon is a member of the Institute of Chartered Financial Analysts.

Paritosh Thakore has been associated with the Advisor and/or its affiliates since February, 1995 as a portfolio manager. Previously, he worked at Unifund, S.A., Hong Kong, as an investment manager from July, 1993 to February, 1995. Mr. Thakore holds a B.S. in Economics from the University of Pennsylvania.

John Erickson, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Fixed Income Fund since October, 1999. Mr. Erickson has been associated with the Advisor and/or its affiliates since 1997, when he joined as a fixed income strategist. He also works as a municipal bond strategist in the Trust and Asset Management Department at LaSalle National Bank. From 1988 to 1996 Mr. Erickson had management responsibilities for the mutual and common trust municipal funds at First Chicago. Mr. Erickson holds an M.B.A. in Finance from Northwestern University and a B.B.A. in Business Administration with a concentration in Finance from the University of Notre Dame.

Steven Haldi, Vice President of the Advisor, has served as portfolio manager for the Tax-Exempt Money Market Fund since October, 1999. Before joining the Advisor, Mr. Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi holds an M.B.A. from Benedictine University and a B.S. in Finance from Eastern Illinois University.

Messrs. Finley, Germack and Youngberg, members of the Fixed Income Portfolio Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund. Mr. Finley has been a member of the team since February, 2000 and Messrs. Germack and Youngberg have been members of the team since August, 1999 and January, 1999, respectively.

     William Finley, CFA, Group Senior Vice President of the Advisor, has been associated with the Advisor and/its affiliates since 1985 and has served as Group Senior Vice President for the Advisor since May, 1999 and Group Senior Vice President for LaSalle Bank N.A. since March, 1999. Mr. Finley serves as the Director of Fixed Income for the Advisor and has over 22 years of investment management experience which includes creating one of the first stable value pooled funds and serving in capacities ranging from portfolio manager to Director of Short-term Cash Management and Director of Fixed Income. Mr. Finley holds a Masters of Management, with distinction, from Northwestern University - Evanston and a B.S., with distinction, from the University of Nebraska. He is a member of the Association for Investment Management and Research and the Investment Analysts Society of Chicago.

Frank Germack III, CFA, Vice President of the Advisor, has served as portfolio manager for the Intermediate Government Fixed Income Fund, the fixed income portion of the Balanced Fund and the Fixed Income Fund since August, 1999. Mr. Germack joined the Advisor in March, 1998 as an analyst. Previously, Mr. Germack served as an analyst with Ford Motor Credit Company and as an assistant portfolio manager with Ford Life Insurance Company. Mr. Germack holds an M.B.A. in Finance from Pennsylvania State University and a B.S.M. in Finance from Tulane University. Mr. Germack is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago.

As of November 1999, Paul Becker and Nancy Ellefson, have been co-managers of the Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

     Paul Becker, CFA, Group Senior Vice President of the Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker holds an M.B.A. and a B.S. in Economics and a B.S. in Finance from DePaul University and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.

Nancy Ellefson, CFA, Vice President of the Advisor, has served as an analyst and assistant portfolio manager of the Growth Fund since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

Messrs. Bettink, Leo, Maas, Maters, Moolenburgh, Neihoff, Ploeger and Postma and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund. Mr. Maters has been a member of the International Equity Team since November, 1999 and the other portfolio managers since April, 1999.

     Jacco Maters has been associated with the Advisor and/or its affiliates since July, 1996 as a portfolio manager. Mr. Maters has a degree in Economics from the University of Tilburg, The Netherlands.

The following supplements similar information found on the back cover page of each Prospectus for the Common and Investor Shares:

                                  Distributor:
                          Provident Distributors, Inc.
                     Four Falls Corporate Center, 6th Floor
                   West Conshohocken, Pennsylvania 19428-2961

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


ABN-A-035-02

                                 ABN AMRO Funds
                                  Common Shares
                                 Investor Shares

                      Supplement dated March 1, 2000 to the
              Statement of Additional Information dated May 3, 1999

Money Market Funds: Treasury Money Market Fund(US) , Government Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

Bond Funds:  Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

Stock Funds: Value Fund(US), Growth Fund(US), Small Cap Growth Fund(US) and Real Estate Fund(US)

International Funds: International Equity Fund(US), TransEurope Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)


This supplement supersedes and replaces any existing supplements to the Statement of Additional Information for the Common Shares and the Investor
Shares. This supplement provides new and additional information beyond that contained in the Statement of Additional Information for the Common Shares and the Investor Shares. It should be retained and read in conjunction with that Statement of Additional Information.

The following supplements similar information found in the Statement of Additional Information for the Common and Investor Shares:

All written correspondence to ABN AMRO Funds should use the following address.

By Mail: ABN AMRO Funds
                  P.O. Box 9765
                  Providence, RI  02940

The following supplements information found in the Statement of Additional Information for the Common and Investor Shares:

The name of Small Cap Growth Fund(US) has been changed to Small Cap Fund(US).

Effective November 30, 1999, the Intermediate Government Fixed Income Fund was terminated and all outstanding shares redeemed.

Effective November 30, 1999, the Limited Volatility Fixed Income Fund was terminated.

Effective July 31, 1999, the Small Cap Value Fund was terminated and all outstanding shares were redeemed.

The following supplements similar information found in the "Investment Advisory and other Services" section beginning on page 39 of the Statement of Additional Information for the Common and Investor Shares:

THE SUB-ADVISORS

The Advisor, on behalf of the Trust, has entered into sub-advisory agreements with Mellon Equity Associates, LLP and Delaware Management Company on behalf of the Value Fund and the Small Cap Fund, respectively. Under each Sub-Advisory Agreement, the Sub-Advisor manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor.

The Mellon Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Value Fund because of excess expenses, the Sub-Advisor shall reduce its fee rate pro rata. In addition, from time to time, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

The Delaware Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Small Cap Fund because of excess expenses, the Sub-Advisor shall reduce its fee rate by an amount equal to one-half of the amount by which the Advisor reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Mellon Equity Associates, LLP is entitled to receive from the Advisor a fee, which is computed daily and paid monthly, at the annual rate of 0.400 of 1% (.00400) per annum on the first $100 million of the Value Fund's average daily net assets, 0.350 of 1% (.00350) per annum on the next $150 million of the Fund's average daily net assets, 0.300 of 1% (.00300) per annum on the next $250 million of the Fund's average daily net assets and 0.250 of 1% (.00250) per annum thereafter of the average daily net assets of the Fund.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Delaware Management Company is entitled to receive from the Advisor a fee, which is computed daily and paid monthly, at the annual rate of 0.550 of 1% (.00550) per annum on the first $50 million of the Small Cap Fund's average daily net assets and 0.450 of 1% (.00450) per annum thereafter of the average daily net assets of the Fund.

The following supplements similar information found in the "Distribution and Shareholder Servicing" section beginning on page 41 of the Statement of Additional Information for the Common and Investor Shares:

Provident Distributors, Inc. (the "Distributor"), Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated December 1, 1999. Prior to this, First Data Distributors, Inc. served as the Funds' distributor.

The following supplements similar information found in the "Administrator and Sub-Administrator" section beginning on page 43 and the "Transfer Agent" section beginning on page 45 of the Statement of Additional Information for the Common and Investor Shares:

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group") became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc. ("PFPC").

The following supplements similar information found in the "Transfer Agent" section on page 45 of the Statement of Additional Information for the Common and Investor Shares:

PFPC Inc., the Trust's transfer agent, is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

The following supplements the information found in the "Purchase and Redemption of Shares" section beginning on page 51:

The Trust has authorized certain brokers and intermediaries to accept on its behalf purchase and redemption orders under certain terms and conditions. These brokers and intermediaries are authorized to designate other parties to accept purchase and redemption orders on a Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or intermediary or, if applicable, authorized designee, accepts the order in accordance with a Fund's instructions. Customer orders that are properly transmitted to a Fund will be priced at the next net asset value per share computed after the order is accepted by the authorized broker, intermediary or designee.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


ABN-A-034-01